Share capital	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
Share capital	Share capital

	Number of issued and outstanding shares						Nominal value of shares
	Ordinary shares			Preferred shares			(in thousands of USD)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Balance at beginning of year	13,042,080	9,785,080	—	13,753,612	—	—	1,408	492	—
Issuance of ordinary shares	23,593,633	3,257,000	9,785,080	(13,753,612)	—	—	527	175	492
Issuance of preferred shares	—	—	—	—	13,753,612	—	—	741	—
Balance at the end of the year	36,635,713	13,042,080	9,785,080	—	13,753,612	—	1,935	1,408	492
Treasury shares	(662,374)	(722,275)	(1,875)	—	—	—	(35)	(38)	—
Total balance at end of the year	35,973,339	12,319,805	9,783,205	—	13,753,612	—	1,900	1,370	492
18.1Issued share capital
As of December 31, 2021, the issued share capital amounted to CHF 1,831,786 (USD: 1,900 thousand) (2020: CHF 1,339,785 (USD: 1,370 thousand)) (2019: CHF 489,254 (USD: 492 thousand)), consisting of 35,973,339 outstanding ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share (2020: 12,319,805 outstanding ordinary shares) (2019: 9,783,205 outstanding ordinary shares), no outstanding preferred shares (2020: 13,753,612 Series A preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share) (no preferred shares were outstanding in 2019) and 662,374 ordinary shares held in treasury (2020: 722,275 ordinary shares) (2019: 1,875 ordinary shares). Except for the treasury shares, all of these shares have the same voting rights.
As of December 31, 2020, there were two classes of shares – ordinary shares and Series A preferred shares, consisting of Series A1 preferred shares and Series A2 preferred shares depending on the issue price paid. These Series A preferred shares carried non-cumulative preferred dividend rights in the amount of 6% of the issue price paid per Series A preferred share per annum, if the Company resolved on paying a dividend, as well as liquidation preference (i.e. preferred rights with respect to liquidation proceeds) in an amount equal to the greater of (i) the issue price paid per Series A preferred share, or (ii) such amounts as would have been payable had all Series A preferred shares been converted into ordinary shares in the event of a liquidation, dissolution, winding up or sale of the Company. The difference between ordinary shares and Series A preferred shares was that ordinary shares have no such preferred rights.
In April 2021, the Series A preferred shares had been mandatorily converted into ordinary shares upon the Group completion of the IPO and as such, there are no longer two classes of shares.
On May 22, 2019, upon incorporation of VectivBio Holding AG, 9,423,080 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share were issued, resulting in an initial nominal share capital of the Company of CHF 471,154 (USD 474 thousand). Prior to the Spin-off, there was an increase in additional paid in capital of USD 14,142 thousand by way of contributions into reserves as part of the separation from the Parent Group. These additional contributions into reserves included a cash contribution of USD 13,848 thousand and a contribution of USD 294 thousand by way of assumption of a liability. On July 1, 2019, the Parent Group distributed a dividend in kind of 9,423,080 ordinary shares of the Company to its shareholders.
During 2019, the Company granted and issued 362,000 restricted ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share, resulting in an increase of the nominal share capital of CHF 18,100 (USD 18 thousand).
On August 31, 2020, the Company entered into an investment agreement (“Investment Agreement”) with certain existing investors and a new investor, pursuant to which the Company agreed to issue to the investors Series A2 preferred shares in exchange for an aggregate amount of up to USD 100 million, divided into two equal tranches of USD 50 million for the first tranche (“First Tranche”) and USD 50 million for the second tranche (“Second Tranche”), in its Series A2 financing.
As part of the Investment Agreement, the investors agreed to subscribe for a total of 7,124,790 Series A2 preferred shares for each tranche at the A2 subscription price of USD 5.755 (rounded) per Series A2 preferred share. Further, the Company and the investors agreed that the Company may allocate and issue up to 1,563,977 Series A2 preferred shares for each tranche to one or several new third-party investor(s) at the same A2 subscription price per A2 preferred share.
On September 25, 2020, the Company, the initial investors and certain new investors entered into an amendment to the Investment Agreement (“Amendment No. 1 to the Investment Agreement”) pursuant to which the Company and the investors agreed to increase the aggregate investment amount of the Series A2 financing from USD 100 million up to USD 110 million, divided into two equal tranches (USD 55 million for the First Tranche and USD 55 million for the Second Tranche). The investment increase resulted in the investors agreeing to subscribe for a total of 9,557,646 (instead of 7,124,790) Series A2 preferred shares for each tranche and the Company and the investors agreeing that the Company may allocate and issue up to 2,432,856 (instead of 1,563,977) Series A2 preferred shares for each tranche (for the First Tranche, the “Subsequent First Tranche”) to one or several new third-party investor(s) at the original A2 subscription price per Series A2 preferred share, which were allocated to the new investors.
Since January 1, 2020, the issued share capital increased as follows:
On February 12, 2020, the Company issued 437,000 restricted ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share, resulting in an increase of the nominal share capital of CHF 21,850 (USD 23 thousand).
On September 21, 2020, the Convertible loans were mandatorily converted into an aggregate of 4,195,966 Series A1 preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share at a conversion price of USD 4.891 (rounded) per share as a result of the Series A2 financing, resulting in an increase of the nominal share capital of CHF 209,798 (USD 228 thousand).
On the same date, the Company issued a total of 7,124,790 Series A2 preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share at a subscription price of USD 5.755 (rounded) to investors in the context of the Series A2 financing, resulting in an increase of the nominal share capital of CHF 356,240 and a total cash inflow of
USD 41 million. Then on October 19, 2020, the Company issued additional 2,432,856 Series A2 preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share at the same subscription price of USD 5.755 (rounded) per share to new investors in connection with the Subsequent First Tranche that resulted in an additional increase of the nominal share capital of CHF 121,643 and a total cash inflow of USD 14 million.
In the aggregate, the Company issued 9,557,646 Series A2 preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share to investors under the Investment Agreement and the Amendment No. 1 to the Investment Agreement, resulting in an increase of the Company's nominal share capital of CHF 477,882 (USD 513 thousand) and a total cash inflow of USD 55 million.
On September 21, 2020, the Company also issued 2,820,000 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share for purposes of employee participation under the 2020 Equity Incentive Plan and the 2020 RSPA, resulting in an initial increase of nominal share capital of CHF 141,000 (USD 152 thousand). Out of these shares, 722,275 ordinary shares were held in treasury as of December 31, 2020, which resulted in the increase of the outstanding share capital of CHF 104,886 (USD 114 thousand).
On April 1, 2021, the Company entered into a simple agreement for future equity, or SAFE, with Versant Vantage I, L.P. (“Versant”), an existing shareholder who committed to invest USD 7,500,000 in the Second Tranche. On April 9, 2021, the Company issued 441,176 shares with a nominal value of CHF 0.05 (USD 0.05) per share for the purpose of the simple agreement for future equity, resulting in an increase of nominal share capital of CHF 22,059 (USD 24 thousand), and capital reserves increase of CHF 6,976 thousand (USD 7,476 thousand).
On April 9, 2021, the Company became publicly traded in The Nasdaq Global Market. Upon the IPO, 13,753,612 Series A1 and A2 preferred shares converted into ordinary shares and additional ordinary shares amounting to 8,625,000 were issued, resulting in an increase of nominal share capital of CHF 431,250 (USD 463 thousand), and capital reserves increase of CHF 136,420 thousand (USD 146,162 thousand).
On September 9, 2021, the Company issued 185,608 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share for purposes of the Comet acquisition, resulting in an increase of nominal share capital of CHF 9,280 (USD 10 thousand), which resulted in a capital reserves increase of CHF 1,369 thousand (USD 1,438 thousand).
On November 26, 2021 the Company issued 588,237 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share for purposes of the settlement of the third milestone payment disclosed in Note 19, resulting in an increase of nominal share capital of CHF 29,412 (USD 31 thousand), which resulted in a capital reserves increase of CHF 9,398 thousand (USD 9,969 thousand).
As a result of these movements in share capital, the Group has incurred transaction costs amounting to USD 13,136 thousand as of December 31, 2021 (2020: USD 1,333 thousand) (2019: none). The transaction costs arising on share issues and incurred in previous years have been accounted for as a deduction from equity, net of any related income tax benefit.
18.2Treasury shares
Treasury shares are shares of VectivBio Holding AG that are held by the Group for the purpose of issuing shares under the Group’s equity-settled share-based payment plans for its employees (see Note 11 for further information). Refer to the table below for the reconciliation of treasury shares for the respective periods.

	Number of shares	Nominal value (in thousands of USD)
Opening balance as of January 1, 2019	—	—
Acquisition of shares by the Group	(1,875)	—
Balance as of December 31, 2019	(1,875)	—
Employee share-based payment issue	1,875	—
Shares issued but not granted	(722,275)	(38)
Balance as of December 31, 2020	(722,275)	(38)
Shares issued for RSUs settlement	59,901	3
Balance as of December 31, 2021	(662,374)	(35)
18.3Authorized share capital
Under the Swiss Code of Obligations, the shareholders may empower the board of directors, by a resolution passed by two-thirds of the votes represented at a general meeting of shareholders and the absolute majority of the nominal amount of the shares represented, to issue shares up to a specific aggregate nominal amount, which may not exceed a maximum of 50% of the share capital, in the form of authorized capital to be utilized by the board of directors within a period determined by the shareholders but not exceeding two years from the date of the shareholder approval.
As of December 31, 2021, the authorized share capital amounted to CHF 793,700 (USD 732,855 ) (2020: CHF 669,892 (USD 752 thousand)) (2019: CHF 217,000 (USD 222 thousand)), consisting of 15,874,000 ordinary shares (2020: 1,060,000 ordinary shares and 12,337,835 preferred shares existed in 2020 (2019: 4,349,536 ordinary shares and no preferred shares existed in 2019, with a nominal value of CHF 0.05 (USD 0.05) per share.
18.4Conditional share capital
Furthermore, under Swiss law, the general meeting may resolve a conditional capital increase by stipulating in the articles of association that creditors of bonds and similar debt instruments issued by the Company or its group companies and employees will be granted rights to subscribe to new shares (conversion or option rights). The share capital automatically increases whenever and to the extent that such conversion or option rights are exercised, and the contribution obligations are discharged by set-off or payment.
As of December 31, 2021, the conditional share capital amounted to CHF 832 thousand (USD 973 thousand) (2020: CHF 367 thousand (USD 412 thousand)) (2019: CHF 236 thousand (USD 241 thousand)), consisting of 16,647,845 registered ordinary shares (2020: 7,339,112 ordinary shares) (2019: 4,711,536 ordinary shares) with a nominal value of CHF 0.05 (USD 0.05) per share.